DERIVATIVE FINANCIAL INSTRUMENTS, Effect on Statement of Operations (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flow Hedge [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Loss Recognized in Other Comprehensive Income (Loss) (Effective Portion)		$ 95	$ 0	$ 95	$ 0	$ 0	$ 0	$ 0
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		(5)	0	(5)	0	0	0	(380)
Gain (Loss) Recognized in Income	[1]	5	0	5	0	0	0	0
Cash Flow Hedge [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Loss Recognized in Other Comprehensive Income (Loss) (Effective Portion)						0	0	0
Cash Flow Hedge [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)						0	0	(380)
Gain (Loss) Recognized in Income	[1]					0	0	0
No Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(311)	358	(481)	261	657	366	54
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member] | Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(313)	264	123	613	96	113	71
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member] | Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	2	94	(604)	(352)	561	253	(312)
No Hedge Designation [Member] | U.S. Treasury short position [Member] | Gain on securities [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]					0	0	295
No Hedge Designation [Member] | Purchased Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	5	13	39	94	116	122	0
No Hedge Designation [Member] | Written Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	$ (5)	$ (13)	$ (39)	$ (94)	(116)	(122)	0
No Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]					746	(315)	(182)
No Hedge Designation [Member] | Variable Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]					$ (746)	$ 315	$ 182

[1]	For cash flow hedges, this location and amount refers to the ineffective portion.